VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.6%
U.S. Treasury Notes
1.000%, 12/15/24(1)	$ 1,675	$ 1,643
4.125%, 1/31/25	6,890	6,842
5.000%, 8/31/25	6,390	6,385
4.375%, 8/15/26	8,590	8,534
Total U.S. Government Securities (Identified Cost $23,457)		23,404

Foreign Government Securities—0.8%
Dominican Republic 144A 5.500%, 2/22/29(2)	1,090	1,053
Republic of South Africa 5.875%, 9/16/25	265	264
Romania Government International Bond
144A 5.875%, 1/30/29(2)	1,005	998
144A 7.125%, 1/17/33(2)	930	980
Total Foreign Government Securities (Identified Cost $3,368)		3,295

Mortgage-Backed Securities—26.7%
Agency—3.5%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	3,322	3,356
Pool #SD3238 5.500%, 12/1/52	1,198	1,184
Pool #SD8309 6.000%, 3/1/53	3,635	3,650
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	55	55
Pool #AD3841 4.500%, 4/1/40	17	17
Pool #AD6058 4.000%, 8/1/25	2	2
Pool #AL7532 3.000%, 11/1/27	82	79
Pool #AO5149 3.000%, 6/1/27	24	23
Pool #AS5730 3.000%, 9/1/30	248	236
Pool #FS4438 5.000%, 11/1/52	2,072	2,006
Pool #MA0908 4.000%, 11/1/31	73	71
Pool #MA3663 3.500%, 5/1/49	159	142
Pool #MA4805 4.500%, 11/1/52	2,139	2,018
Pool #MA5072 5.500%, 7/1/53	2,026	1,999
		14,838

Non-Agency—23.2%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(3)	386	360
	Par Value	Value

Non-Agency—continued
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(2)	$ 165	$ 162
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	940	911
2020-SFR3, B 144A 1.806%, 9/17/37(2)	2,400	2,281
2021-SFR2, C 144A 1.877%, 8/17/38(2)	1,010	930
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(3)	655	610
2020-R1, A2 144A 1.247%, 4/25/53(2)(3)	443	409
2021-8, A1 144A 1.820%, 11/25/66(2)(3)	2,053	1,766
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(3)	67	61
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	761	724
2020-1, A1B 144A 2.100%, 3/25/55(2)	826	770
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.248%, 3/15/37(2)(3)	770	728
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.227%, 4/15/37(2)(3)	1,525	1,525
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(3)	311	295
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.720%, 3/15/41(2)(3)	1,199	1,192
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.646%, 5/15/35(2)(3)	1,265	1,259
2019-OC11, B 144A 3.605%, 12/9/41(2)	951	846
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,721	1,702
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.949%, 9/15/38(2)(3)	425	427
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	179	160
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	326	291
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(2)(3)	799	763
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(2)(3)	775	677
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(3)	1,732	1,632
2022-4, A1 144A 4.301%, 3/25/67(2)(3)	562	544
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2023-3, A1 144A 7.180%, 9/25/68(2)(3)	$ 1,249	$ 1,266
2023-4, A1 144A 7.163%, 10/25/68(2)(3)	979	992
2021-2R, A1 144A 0.798%, 7/27/54(2)	291	252
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(2)	1,590	1,497
2020-CBM, B 144A 3.099%, 2/10/37(2)	1,035	1,002
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(3)	789	768
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(2)	733	721
2020-4, A 144A 1.174%, 12/15/52(2)	856	811
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(3)	498	475
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(3)	2,173	1,894
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(3)	88	78
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(3)	170	160
2020-1, A1 144A 2.006%, 5/25/65(2)(3)	254	247
2020-2, A1 144A 1.178%, 10/25/65(2)(3)	1,314	1,177
2021-1, A2 144A 1.003%, 2/25/66(2)(3)	410	345
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(2)(3)	907	908
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.143%, 7/15/38(2)(3)	1,616	1,612
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	440	419
2021-SFR1, D 144A 2.189%, 8/17/38(2)	540	496
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(3)	39	34
2019-2, A52 144A 3.500%, 6/25/59(2)(3)	308	272
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(2)(3)	1,810	1,724
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.243%, 2/15/38(2)(3)	2,085	1,712
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,239
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(3)	1,648	1,652
	Par Value	Value

Non-Agency—continued
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.818%, 8/15/39(2)(3)	$ 1,765	$ 1,768
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	109	109
2015-C32, AS 3.984%, 11/15/48	2,200	2,069
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(2)(3)	94	85
2015-1, AM1 144A 6.648%, 12/25/44(2)(3)	27	27
2015-5, A2 144A 6.790%, 5/25/45(2)(3)	152	151
2017-3, 2A2 144A 2.500%, 8/25/47(2)(3)	169	146
2017-5, A1 144A 5.518%, 10/26/48(2)(3)	167	167
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(3)	921	917
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(2)(3)	1,242	1,168
2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	1,528	1,480
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(3)	603	549
2021-INV1, A1 144A 0.852%, 1/25/56(2)(3)	78	73
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(2)(3)	461	431
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	775	798
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.870%, 6/25/44(2)(3)	148	148
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	406	377
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	417	386
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	238	221
2016-3A, A1 144A 3.750%, 9/25/56(2)(3)	252	235
2016-4A, A1 144A 3.750%, 11/25/56(2)(3)	1,060	982
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	682	642
2014-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	941	874
2016-2A, A1 144A 3.750%, 11/26/35(2)(3)	548	511
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	1,670	1,574
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(2)	1,912	1,740
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(3)	653	657

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(3)	$ 2,371	$ 2,417
2024-HYB1, A1 144A 3.564%, 3/25/53(2)(3)	940	911
2024-HYB2, A1 144A 3.601%, 4/25/53(2)(3)	820	787
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(3)	1,025	1,027
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 6.110%, 6/25/57(2)(3)	82	80
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(2)	500	464
2021-SFR3, D 144A 2.288%, 5/17/26(2)	1,010	933
2020-SFR3, A 144A 1.294%, 10/17/27(2)	995	946
2021-SFR1, C 144A 1.555%, 4/17/38(2)	1,050	976
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(3)	92	77
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(2)(3)	1,350	1,301
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(3)	61	57
2021-3, A3 144A 1.518%, 6/25/56(2)(3)	261	219
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(3)	1,200	1,217
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(2)(3)	268	266
2016-2, M2 144A 3.000%, 8/25/55(2)(3)	3,370	3,115
2017-1, A2 144A 3.500%, 10/25/56(2)(3)	2,090	2,049
2018-2, A2 144A 3.500%, 3/25/58(2)(3)	1,565	1,472
2018-3, A1 144A 3.750%, 5/25/58(2)(3)	575	555
2018-6, A1A 144A 3.750%, 3/25/58(2)(3)	587	575
2019-1, A1 144A 3.750%, 3/25/58(2)(3)	247	235
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.060%, 5/25/58(2)(3)	1,450	1,473
2024-1, A1 144A 4.374%, 3/25/64(2)(3)	961	957
2017-6, A2 144A 3.000%, 10/25/57(2)(3)	1,170	1,082
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(2)(3)	401	398
2021-NPL6, A1 144A 1.917%, 9/25/51(2)(3)	889	870
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(2)(3)	266	262
2022-7, A1 144A 5.152%, 7/25/67(2)(3)	2,670	2,638
	Par Value	Value

Non-Agency—continued
2023-8, A1 144A 6.259%, 12/25/68(2)(3)	$ 622	$ 624
2024-3, A1 144A 6.338%, 4/25/69(2)(3)	1,619	1,626
2020-1, A1 144A 3.417%, 1/25/60(2)(3)	370	355
2021-R1, A1 144A 0.820%, 10/25/63(2)(3)	653	601
2021-R2, A1 144A 0.918%, 2/25/64(2)(3)	270	239
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(3)	1,520	1,450
2021-1R, A1 144A 1.280%, 5/25/56(2)	1,204	1,080
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,140	1,116
2015-P2, A3 3.541%, 12/15/48	1,359	1,326
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(3)	245	205
		97,044

Total Mortgage-Backed Securities (Identified Cost $116,857)		111,882

Asset-Backed Securities—34.1%
Automobiles—18.2%
American Credit Acceptance Receivables Trust 2022-1, E 144A 3.640%, 3/13/28(2)	1,090	1,056
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(2)	396	396
2024-1A, B 144A 6.870%, 6/17/30(2)	1,169	1,171
Avid Automobile Receivables Trust
2021-1, D 144A 1.990%, 4/17/28(2)	400	393
2023-1, A 144A 6.630%, 7/15/26(2)	209	210
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	400	380
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,750	1,616
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	1,181	1,180
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(2)	452	452
2020-P1, B 0.920%, 11/9/26	1,340	1,281
2021-N1, C 1.300%, 1/10/28	307	293
2021-N2, C 1.070%, 3/10/28	394	372

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2021-N3, D 1.580%, 6/12/28	$ 625	$ 598
2022-N1, C 144A 3.320%, 12/11/28(2)	357	344
2023-N1, C 144A 5.920%, 7/10/29(2)	1,109	1,109
2023-N4, C 144A 6.590%, 2/11/30(2)	1,005	1,024
2024-N1, B 144A 5.630%, 5/10/30(2)	1,330	1,330
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(2)	1,985	1,946
CPS Auto Receivables Trust
2022-D, D 144A 8.730%, 1/16/29(2)	1,335	1,397
2023-D, C 144A 7.170%, 1/15/30(2)	972	994
2024-A, C 144A 5.740%, 4/15/30(2)	990	989
2024-C, C 144A 5.760%, 10/15/30(2)	1,045	1,044
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(2)	920	919
2024-1A, A 144A 5.680%, 3/15/34(2)	800	802
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,028
DT Auto Owner Trust
2021-2A, C 144A 1.100%, 2/16/27(2)	256	255
2023-1A, B 144A 5.190%, 10/16/28(2)	1,534	1,526
2023-3A, C 144A 6.400%, 5/15/29(2)	1,095	1,103
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(2)	209	208
2020-3A, E 144A 3.440%, 8/17/26(2)	1,985	1,949
2022-3A, C 5.300%, 9/15/27	895	891
2023-1A, B 5.720%, 4/15/27	1,099	1,099
2023-2A, B 5.610%, 9/15/27	1,150	1,151
2023-5A, B 6.580%, 4/17/28	997	1,007
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(2)	1,245	1,243
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	792	797
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(2)	1,300	1,280
2021-2A, C 144A 1.470%, 11/15/27(2)	1,845	1,758
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(2)	1,610	1,569
2023-1, A3 144A 5.390%, 12/15/27(2)	1,435	1,429
	Par Value	Value

Automobiles—continued
2023-2, A2 144A 5.990%, 5/15/28(2)	$ 633	$ 634
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	682	681
2021-3A, C 144A 1.110%, 9/15/26(2)	507	501
2022-2A, C 144A 5.300%, 4/17/28(2)	1,825	1,814
2022-2A, D 144A 6.150%, 4/17/28(2)	1,775	1,775
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	1,315	1,333
2023-2A, A3 144A 6.380%, 2/15/29(2)	805	820
2024-3A, B 144A 5.640%, 8/15/30(2)	840	839
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	970	971
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(2)	1,000	966
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	840	840
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	2,000	1,938
2022-1A, A 144A 5.210%, 6/15/27(2)	674	671
2023-2A, D 144A 6.300%, 2/15/31(2)	825	824
2023-4A, C 144A 6.760%, 3/15/29(2)	1,023	1,046
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(2)	990	992
2024-2A, A2 144A 5.990%, 5/15/29(2)	1,275	1,277
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(2)	301	301
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	856	864
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(2)	870	872
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,210	1,189
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	1,100	1,104
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(2)	953	954
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(2)	1,001	1,013
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(2)	995	994
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(2)	590	567

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Santander Drive Auto Receivables Trust 2022-5, C 4.740%, 10/16/28	$ 1,155	$ 1,142
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(2)	722	721
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	1,090	1,096
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(2)	50	50
2023-1A, B 144A 6.840%, 11/16/26(2)	1,455	1,457
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(2)	720	720
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(2)	2,015	1,941
2022-1A, B 144A 2.750%, 3/15/27(2)	497	496
2023-1A, C 144A 5.740%, 8/15/28(2)	1,100	1,099
2024-1A, B 144A 5.550%, 11/15/27(2)	1,182	1,177
2024-2A, B 144A 5.620%, 3/15/30(2)	1,000	1,001
		76,269

Collateralized Loan Obligations—0.4%
GoldenTree Loan Management U.S. CLO 1 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 6.825%, 4/20/37(2)(3)	1,300	1,308
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month Term SOFR + 1.162%, Cap N/A, Floor 1.162%) 144A 6.486%, 4/20/29(2)(3)	157	157
		1,465

Consumer Loans—2.6%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(2)	703	706
2024-1PL, A 144A 5.900%, 4/25/31(2)	698	698
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(2)	1,154	1,157
2024-1A, B 144A 6.070%, 7/17/34(2)	1,045	1,050
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	1,040	1,043
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(2)	1,970	1,872
2024-1A, A 144A 6.334%, 4/8/31(2)	662	662
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	1,025	1,036
2024-1A, B 144A 6.290%, 2/18/31(2)	1,205	1,204
	Par Value	Value

Consumer Loans—continued
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(2)	$ 1,190	$ 1,158
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	221	220
		10,806

Credit Card—1.4%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	1,875	1,836
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,890	1,882
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	700	687
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	1,452	1,462
		5,867

Equipment—0.9%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(2)	1,453	1,308
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(2)	1,210	1,189
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	1,250	1,250
		3,747

Other—10.6%
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	1,057	1,063
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	242	230
2019-A, C 144A 4.010%, 7/16/40(2)	1,421	1,314
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	1,773	1,644
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(2)	1,435	1,438
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(2)	1,495	1,397
2023-B, A 144A 6.920%, 12/17/36(2)	819	837
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(2)	476	438
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(2)	1,510	1,506
2023-1, A2 144A 5.820%, 9/16/30(2)	370	371
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(2)	123	122
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(2)	576	574
2023-2, B 144A 6.410%, 5/15/34(2)	1,000	1,006

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(2)	$ 467	$ 437
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	734	741
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	800	829
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	4	4
2023-2A, A 144A 6.530%, 6/15/49(2)	792	802
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(2)	185	185
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	1,030	914
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	1,891	1,719
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(2)	164	161
2024-2A, A 144A 5.500%, 3/25/38(2)	817	821
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	713	667
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(2)	2,193	2,108
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	216	214
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(2)	855	805
2021-1WA, B 144A 1.440%, 1/22/41(2)	426	396
2024-1A, A 144A 5.320%, 2/20/43(2)	1,176	1,173
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	181	176
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	1,921	1,783
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(2)	1,480	1,448
2023-A, B 144A 6.830%, 6/17/30(2)	1,000	1,013
Octane Receivables Trust
2021-1A, A 144A 0.930%, 3/22/27(2)	64	64
2023-1A, C 144A 6.370%, 9/20/29(2)	1,450	1,461
2023-3A, B 144A 6.480%, 7/20/29(2)	1,179	1,194
2024-1A, B 144A 5.660%, 5/20/30(2)	1,045	1,044
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(2)(4)	1,050	1,047
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,050	1,048
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	766	767
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	1,290	1,291
	Par Value	Value

Other—continued
Sierra Timeshare Receivables Funding LLC
2019-2A, B 144A 2.820%, 5/20/36(2)	$ 98	$ 98
2020-2A, B 144A 2.320%, 7/20/37(2)	359	347
2023-2A, B 144A 6.280%, 4/20/40(2)	548	548
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	651	639
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	916	914
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(3)	418	417
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,265	1,260
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(2)	2,443	2,411
Westgate Resorts LLC 2022-1A, B 144A 2.288%, 8/20/36(2)	621	596
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	1,288	1,143
		44,625

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(2)	77	72
Total Asset-Backed Securities (Identified Cost $145,056)		142,851

Corporate Bonds and Notes—23.4%
Communication Services—0.4%
CCO Holdings LLC 144A 6.375%, 9/1/29(2)	616	585
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(2)	595	308
Sprint Capital Corp. 6.875%, 11/15/28	665	705
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(2)	45	45
		1,643

Consumer Discretionary—0.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	1,600	1,540
Ford Motor Credit Co. LLC 7.350%, 11/4/27	525	547
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,065	980
Tapestry, Inc.
7.050%, 11/27/25	70	71
7.350%, 11/27/28	320	332
		3,470

Consumer Staples—0.7%
BAT Capital Corp. 2.259%, 3/25/28	785	703
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	495	460

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Coty, Inc. 144A 6.625%, 7/15/30(2)	$ 615	$ 624
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	720	721
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)	380	381
		2,889

Energy—1.8%
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(2)	50	51
Boardwalk Pipelines LP 4.950%, 12/15/24	795	792
BP Capital Markets plc 4.875% (5)	1,115	1,051
Civitas Resources, Inc.
144A 8.375%, 7/1/28(2)	325	341
144A 8.625%, 11/1/30(2)	5	5
Enbridge, Inc. 7.375%, 1/15/83	785	786
Energy Transfer LP
4.200%, 4/15/27	475	461
8.000%, 5/15/54	115	120
Series G 7.125%(5)	325	322
EQM Midstream Partners LP 144A 7.500%, 6/1/27(2)	5	5
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	200	198
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	954	933
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,157
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	960	862
Viper Energy, Inc. 144A 7.375%, 11/1/31(2)	90	93
Western Midstream Operating LP 4.050%, 2/1/30	430	400
		7,577

Financials—10.5%
AerCap Ireland Capital DAC
2.450%, 10/29/26	760	709
6.450%, 4/15/27	243	249
3.000%, 10/29/28	150	136
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.522%, 8/15/53(3)	950	949
American Express Co. (SOFR + 0.750%) 6.105%, 4/23/27(1)(3)	415	416
Aon North America, Inc. 5.150%, 3/1/29	585	583
Banco Santander Chile 144A 2.700%, 1/10/25(2)	950	933
Bank of America Corp.
1.734%, 7/22/27	1,615	1,497
2.551%, 2/4/28	719	671
(3 month Term SOFR + 1.032%) 6.359%, 2/5/26(1)(3)	840	842
	Par Value	Value

Financials—continued
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	$ 1,144	$ 1,124
Barclays plc
7.325%, 11/2/26	370	377
7.385%, 11/2/28	360	379
Blackstone Private Credit Fund
2.625%, 12/15/26	169	155
144A 7.300%, 11/27/28(2)	360	373
Block, Inc. 144A 6.500%, 5/15/32(2)	330	334
Blue Owl Credit Income Corp. 5.500%, 3/21/25	500	497
BPCE S.A. 144A 5.975%, 1/18/27(2)	610	610
Charles Schwab Corp. (The)
Series G 5.375%(5)	275	272
Series H 4.000%(5)	830	709
Citadel Finance LLC 144A 3.375%, 3/9/26(2)	1,190	1,133
Citigroup, Inc.
(3 month Term SOFR + 1.512%) 6.843%, 7/1/26(3)	1,080	1,091
(SOFR + 1.280%) 6.644%, 2/24/28(3)	962	973
Citizens Bank N.A. 2.250%, 4/28/25	380	369
Citizens Financial Group, Inc. 5.841%, 1/23/30	427	426
Corebridge Financial, Inc. 6.875%, 12/15/52	939	948
Danske Bank A/S 144A 1.621%, 9/11/26(2)	673	640
Deutsche Bank AG
2.311%, 11/16/27	165	152
6.819%, 11/20/29	150	156
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	1,430	1,358
F&G Annuities & Life, Inc. 6.500%, 6/4/29	455	454
Fifth Third Bancorp 4.055%, 4/25/28	255	244
Fifth Third Bank N.A. 5.852%, 10/27/25	470	470
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(2)	415	421
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	455	463
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(2)	195	196
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 1.432%) 6.754%, 5/15/26(3)	475	478
(3 month Term SOFR + 2.012%) 7.336%, 10/28/27(3)	1,750	1,803
HUB International Ltd. 144A 7.250%, 6/15/30(2)	130	133
Huntington Bancshares, Inc. 6.208%, 8/21/29	370	378
Huntington National Bank (The) 5.699%, 11/18/25	667	666

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Imperial Brands Finance plc 144A 5.500%, 2/1/30(2)	$ 420	$ 416
JPMorgan Chase & Co.
1.578%, 4/22/27	520	485
(SOFR + 1.180%) 6.543%, 2/24/28(3)	1,500	1,519
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	1,110	1,051
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	1,385	1,297
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.626%, 4/20/67(3)	179	137
MetLife, Inc. Series G 3.850% (5)	635	615
Morgan Stanley
2.475%, 1/21/28	1,016	947
5.123%, 2/1/29	1,185	1,180
MSCI, Inc. 144A 3.625%, 9/1/30(2)	992	891
Navient Corp. 5.875%, 10/25/24	1,130	1,128
New Red Finance, Inc. 144A 6.125%, 6/15/29(2)	160	161
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	60	61
Prudential Financial, Inc. 5.375%, 5/15/45	965	956
RGA Global Funding 144A 5.448%, 5/24/29(2)	422	423
Societe Generale S.A. 144A 5.634%, 1/19/30(2)	560	552
State Street Corp.
5.751%, 11/4/26	438	440
Series I 6.700%(5)	390	392
Synchrony Financial
4.875%, 6/13/25	200	198
3.700%, 8/4/26	304	290
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	925
Toronto-Dominion Bank (The) 8.125%, 10/31/82	1,070	1,109
Truist Bank 3.625%, 9/16/25	965	940
Truist Financial Corp. 7.161%, 10/30/29	195	207
UBS AG
7.950%, 1/9/25	465	470
5.650%, 9/11/28	600	611
UBS Group AG 144A 9.250% (2)(5)	395	425
Wells Fargo & Co.
3.526%, 3/24/28	700	668
6.303%, 10/23/29	100	104
Series U 5.875%(3)(5)	635	632
		43,997

Health Care—1.5%
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	926
	Par Value	Value

Health Care—continued
HCA, Inc.
5.200%, 6/1/28	$ 627	$ 625
5.450%, 4/1/31	170	170
Illumina, Inc.
5.800%, 12/12/25	420	421
5.750%, 12/13/27	225	227
IQVIA, Inc.
5.700%, 5/15/28	635	641
6.250%, 2/1/29	185	190
Medline Borrower LP 144A 6.250%, 4/1/29(2)	150	152
Royalty Pharma plc
1.750%, 9/2/27	695	624
5.150%, 9/2/29	420	416
Solventum Corp. 144A 5.400%, 3/1/29(2)	330	329
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,108
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	265
Viatris, Inc.
2.300%, 6/22/27	396	362
144A 2.300%, 6/22/27(2)	—(6)	—(6)
		6,456

Industrials—2.7%
Air Canada 144A 3.875%, 8/15/26(2)	895	851
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	1,208	1,185
Aviation Capital Group LLC 144A 5.375%, 7/15/29(2)	605	598
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	155	139
144A 5.750%, 11/15/29(2)	245	243
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	630	636
Boeing Co. (The)
144A 6.259%, 5/1/27(2)	320	322
144A 6.298%, 5/1/29(2)	475	482
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	894	772
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,083	916
Fortress Transportation & Infrastructure Investors LLC 144A 7.000%, 5/1/31(2)	420	429
Hexcel Corp. 4.200%, 2/15/27	1,203	1,155
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,208	1,062
Regal Rexnord Corp.
6.050%, 2/15/26	256	257
6.050%, 4/15/28	391	396
6.300%, 2/15/30	450	460
TransDigm, Inc. 144A 6.750%, 8/15/28(2)	400	405

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Veralto Corp. 144A 5.350%, 9/18/28(2)	$ 845	$ 848
		11,156

Information Technology—0.7%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	861	806
Kyndryl Holdings, Inc. 2.700%, 10/15/28	692	615
Open Text Corp. 144A 3.875%, 2/15/28(2)	900	833
Vontier Corp. 2.400%, 4/1/28	825	732
		2,986

Materials—1.3%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	1,125	977
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	1,185	1,140
Berry Global, Inc. 144A 5.800%, 6/15/31(2)	840	839
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	615	601
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	1,038	962
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(2)	789	785
		5,304

Real Estate—0.7%
EPR Properties 4.950%, 4/15/28	735	704
GLP Capital LP 5.250%, 6/1/25	955	947
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	268	210
VICI Properties LP
144A 4.625%, 6/15/25(2)	170	168
144A 4.500%, 1/15/28(2)	265	255
144A 4.625%, 12/1/29(2)	720	681
		2,965

Utilities—2.3%
AES Corp. (The) 7.600%, 1/15/55	395	400
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(3)	215	214
American Electric Power Co., Inc. 5.699%, 8/15/25	964	965
Dominion Energy, Inc. Series A 6.875%, 2/1/55	835	852
DPL, Inc. 4.125%, 7/1/25	147	144
Electricite de France S.A. 144A 5.700%, 5/23/28(1)(2)	690	697
Enel Finance America LLC 144A 7.100%, 10/14/27(2)	770	809
	Par Value	Value

Utilities—continued
Entergy Corp. 7.125%, 12/1/54	$ 835	$ 828
Exelon Corp. 5.150%, 3/15/28	480	479
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(2)	837	764
National Grid plc 5.602%, 6/12/28	617	623
PacifiCorp 5.300%, 2/15/31	140	139
Puget Energy, Inc. 2.379%, 6/15/28	823	734
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,540
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	455	462
		9,650

Total Corporate Bonds and Notes (Identified Cost $100,242)		98,093

Leveraged Loans—6.9%
Aerospace—0.6%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.194%, 6/7/28(3)	733	732
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.075%, 10/20/27(3)	260	265
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(3)	363	370
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 7.843%, 2/28/31(3)	1,121	1,124
		2,491

Chemicals—0.2%
INEOS Finance plc Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(3)	1,022	1,015
Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.000%) 7.330%, 5/31/31(3)	110	110
Energy—0.4%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.578%, 5/17/29(3)	60	60
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.086%, 12/21/28(3)	620	619
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.441%, 10/5/28(3)	740	739
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(4)(7)(8)	1	—

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.085%, 3/3/31(3)	$ 215	$ 215
		1,633

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.339%, 6/22/28(3)	512	512
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 7/29/30(3)	903	906
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.329%, 6/27/29(3)	124	124
		1,542

Food / Tobacco—0.3%
Aramark Services, Inc. Tranche B-7 (1 month Term SOFR + 2.000%) 7.344%, 4/6/28(3)	583	583
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.694%, 1/29/27(3)	816	815
		1,398

Forest Prod / Containers—0.0%
Altium Packaging LLC 2024, Tranche B (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(3)	160	160
Gaming / Leisure—1.0%
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.750%) 8.097%, 2/6/30(3)	246	246
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 8.014%, 10/31/29(3)	430	430
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.585%, 11/25/30(3)	587	587
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.750%) 8.094%, 1/17/31(3)	100	100
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 1.750%) 7.095%, 11/8/30(3)	430	430
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(3)	224	225
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.208%, 3/13/28(3)	607	606
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.080%, 4/14/29(3)	363	363
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(3)	828	830
	Par Value	Value

Gaming / Leisure—continued
Wyndham Hotels & Resorts, Inc. (1 month Term SOFR + 1.750%) 7.094%, 5/24/30(3)	$ 375	$ 375
		4,192

Health Care—0.7%
CHG Healthcare Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.094%, 9/29/28(3)	254	254
Concentra Health Services, Inc. Tranche B (1 month Term SOFR + 2.250%) 0.000%, 6/26/31(3)(9)	80	80
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 7.344%, 5/9/31(3)	835	832
Medline Borrower LP (1 month Term SOFR + 2.250%) 7.582%, 10/23/28(3)	110	110
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.694%, 4/20/29(3)	318	317
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 2/21/31(3)	424	423
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.827%, 4/23/31(3)	115	115
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.344%, 3/6/27(3)	617	617
		2,748

Housing—0.3%
84 Lumber Co. 2023, Tranche B-1 (1 month Term SOFR + 2.250%) 7.594%, 11/29/30(3)	129	130
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 3/19/29(3)	626	626
Standard Industries, Inc. (1 month Term SOFR + 2.000%) 7.344%, 9/22/28(3)	605	606
		1,362

Information Technology—0.9%
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.708%, 9/21/28(3)	619	618
Go Daddy Operating Co. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.344%, 11/9/29(3)	1,137	1,139
Iron Mountain Information Management LLC
(1 month Term SOFR + 2.000%) 0.000%, 1/31/31(3)(9)	855	850
Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/31/31(3)	696	693

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.089%, 3/3/30(3)	$ 283	$ 284
		3,584

Manufacturing—0.1%
Gates Global LLC Tranche B-5 (1 month Term SOFR + 2.250%) 7.594%, 6/4/31(3)	486	486
Media / Telecom - Broadcasting—0.1%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.958%, 9/18/26(3)	371	372
Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B-2 (3 month Term SOFR + 1.750%) 7.052%, 2/1/27(3)	627	626
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(3)	923	875
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(3)	561	558
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.943%, 1/31/28(3)	420	401
		2,460

Retail—0.2%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(3)	595	593
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.585%, 10/28/30(3)	249	249
		842

Service—0.7%
Asplundh Tree Expert LLC (1 month Term SOFR + 1.750%) 7.096%, 5/23/31(3)	225	225
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.096%, 1/18/29(3)	595	595
GFL Environmental, Inc. 2024 (3 month Term SOFR + 2.000%) 7.321%, 6/27/31(3)	95	95
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(3)	827	828
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.458%, 1/21/28(3)	657	658
	Par Value	Value

Service—continued
Prime Security Services Borrower LLC 2024, Tranche B-1 (1-3 month Term SOFR + 2.250%) 7.579%, 10/13/30(3)	$ 555	$ 554
		2,955

Utilities—0.4%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(3)	187	187
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/17/31(3)	234	235
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 7.344%, 12/20/30(3)	502	502
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.094%, 4/30/31(3)	110	110
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.094%, 1/27/31(3)	703	704
		1,738

Total Leveraged Loans (Identified Cost $29,041)		29,088

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Citigroup, Inc. Series T, 6.250%	1,235(10)	1,234
JPMorgan Chase & Co. Series HH, 4.600%	1,106(10)	1,091
MetLife, Inc. Series D, 5.875%	410(10)	407
		2,732

Total Preferred Stocks (Identified Cost $2,760)		2,732

Total Long-Term Investments—98.1% (Identified Cost $420,781)		411,345

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(11)(12)	2,478,453	2,478
Total Securities Lending Collateral (Identified Cost $2,478)		2,478

TOTAL INVESTMENTS—98.7% (Identified Cost $423,259)		$413,823
Other assets and liabilities, net—1.3%		5,361
NET ASSETS—100.0%		$419,184

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $263,391 or 62.8% of net assets.
(3)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	No contractual maturity date.
(6)	Amount is less than $500 (not in thousands).
(7)	Security in default; no interest payments are being received.
(8)	At June 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(9)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	1
United Kingdom	1
Cayman Islands	1
Romania	1
Ireland	1
France	1
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$23,404	$—	$23,404	$—
Foreign Government Securities	3,295	—	3,295	—
Mortgage-Backed Securities	111,882	—	111,882	—
Asset-Backed Securities	142,851	—	141,804	1,047
Corporate Bonds and Notes	98,093	—	98,093	—
Leveraged Loans	29,088	—	29,088	—(1)
Equity Securities:
Preferred Stocks	2,732	—	2,732	—
Securities Lending Collateral	2,478	2,478	—	—
Total Investments	$413,823	$2,478	$410,298	$1,047

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.